Accounting Developments	12 Months Ended
Nov. 30, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting Developments	Accounting Developments
Accounting Developments - Accounting Standards to be Adopted in Future Periods

Leases. In February 2016, the FASB issued new guidance that affects the accounting and disclosure requirements for leases. The FASB provides for a lessee model that brings substantially all leases that are longer than one year onto the statement of financial condition, which will result in the recognition of a right-of-use ("ROU") asset and a corresponding lease liability. The ROU asset and lease liability will be measured initially using the present value of the remaining rental payments. In July 2018, the FASB issued additional guidance on leases which allows an entity to apply a modified retrospective approach. We adopted the lease standards in the first quarter of fiscal 2020 under a modified retrospective approach. At transition on December 1, 2019, the adoption of this standard resulted in the recognition of ROU assets of $545.8 million and operating lease liabilities of $614.9 million reflected in Other assets and Operating lease liabilities, respectively. Reported financial information for historical comparable periods will not be revised and will continue to be reported under the accounting standards in effect during those historical periods. The guidance requires enhanced disclosures, which we will include in the footnotes to our consolidated financial statements beginning with the three months ended February 29, 2020.

Financial Instruments - Credit Losses. In June 2016, the FASB issued new guidance for estimating credit losses on certain types of financial instruments by introducing an approach based on expected losses. The guidance is effective in the first quarter of fiscal 2021. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

Goodwill. In January 2017, the FASB issued new guidance for simplifying goodwill impairment testing. The guidance is effective in the first quarter of fiscal 2021. We do not believe the new guidance will have a material impact on our consolidated financial statements.

Derivatives and Hedging. In August 2017, the FASB issued new guidance to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements. The guidance is effective in the first quarter of fiscal 2020. We do not believe the new guidance will have a material impact on our consolidated financial statements.

Defined Benefit Plans. In August 2018, the FASB issued new guidance to improve the effectiveness of disclosure requirements on defined benefit pension plans and other post-retirement plans. The guidance is effective in the first quarter of fiscal 2021. We do not believe the new guidance will have a material impact on our consolidated financial statements.

Internal-Use Software. In August 2018, the FASB issued new guidance which amends the definition of a hosting arrangement and requires that the customer in a hosting arrangement that is a service contract capitalize certain implementation costs as if the arrangement was an internal-use software project. The guidance is effective in the first quarter of fiscal 2021. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

Consolidation. In October 2018, the FASB issued new guidance which requires indirect interests held through related parties under common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The guidance is effective in the first quarter of fiscal 2021. We are currently evaluating the impact of the new guidance on our consolidated financial statements.

Income Taxes. In December 2019, the FASB issued new guidance to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and to provide more consistent application to improve the comparability of financial statements. The guidance is effective in the first quarter of fiscal 2022. We are currently evaluating the impact of the new guidance on our consolidated financial statements.